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           THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON
              THE FORM 13F FILED ON NOVEMBER 14, 2000 PURSUANT TO A
                REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
              CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [ X ]; Amendment Number:           1
                                                 -----------------------
         This Amendment (Check only one.): [_]  is a restatement.
                                           [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number: 28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:



/S/ Brian S. Kriftcher          New York, New York             November 19, 2001
---------------------------     --------------------------     -----------------
[Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              18
                                                     --

Form 13F Information Table Value Total:              $999,607
                                                      -------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE


                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2000

----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- -------------------------
                        Title                  Value      Shares/     Sh/  Put/ Invstmt  Other       Voting Authority
Name of Issuer          of        CUSIP        (x$1,000)  Prn Amt     Prn  Call Dscretn  Managers Sole   Shared   None
                        Class
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- -------------------------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
ASSOCIATES FIRST          COM      046008108     141,288   3,623,100  SH        SOLE             3,623,100
CAPITAL CORP
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
AXA FINANCIAL INC COM     COM      002451102      19,387     380,600  SH        SOLE               380,600
STKUSDO
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
BATTLE MTN GOLD CO        COM      071593107         438     250,000  SH        SOLE               250,000
USD.10 COM
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
COASTAL CORP. COM         COM      190441105     153,898   2,076,200  SH        SOLE             2,076,200
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
DURA PHARM INC. COM       COM      26632S109      12,222     345,500  SH        SOLE               345,500
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
FLORIDA PROGRESS          COM      341109106       2,747      51,900  SH        SOLE                51,900
CORP.COM
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
HERTZ CORPORATION COM     COM      428040109      12,538     394,900  SH        SOLE               394,900
CL-A SHS
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
INFINITY BROADCASTING     COM      45662S102      98,769   2,993,000  SH        SOLE             2,993,000
CORP
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
INTERMEDIA                COM      458801107      11,800     400,000  SH        SOLE               400,000
COMMUNICATIONS INC
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
MASCOTECH INC             COM      574670105      14,558     879,000  SH        SOLE               879,000
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
MORGAN J P & CO INC       COM      616880100      32,495     156,340  SH        SOLE               156,340
COM
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
NABISCO GROUP HOLDINGS    COM      62952P102      52,195   1,831,400  SH        SOLE             1,831,400
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
NABISCO HLDG CORP CL A    COM      629526104      99,900     858,600  SH        SOLE               858,600
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
SEAGATE TECHONOLOGY       COM      811804103      71,063   1,029,900  SH        SOLE             1,029,900
USD.01 COM
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
SEAGRAM COMPANY LTD       COM      811850106      97,173   1,691,800  SH        SOLE             1,691,800
CAD COM NP
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
SHAW INDUSTRIES           COM      820286102      30,608   1,654,500  SH        SOLE             1,654,500
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
SOFTWARE.COM INC USD      COM      83402P104      14,733      81,200  SH        SOLE                81,200
COM
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
VOICESTREAM WIRELESS      COM      928615103     133,795   1,152,873  SH        SOLE             1,152,783
CORP COM
----------------------- --------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
----------------------- --------- ------------ ---------- -------- -------------------------------------------------------

REPORT SUMMARY          18 DATA
                        RECORDS                  999,607           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
----------------------- --------- ------------ ---------- -------- -------------------------------------------------------